Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Financial instruments and risk management

5. Financial instruments and risk management

The following table shows the carrying amounts of financial assets and financial liabilities:

	December 31,	December 31,
	2024	2023
Financial assets
At amortized cost
Cash and cash equivalents	998,624	733,701
Other non-current financial assets	103,345	95,070
Other receivables	351,331	22,466
At fair value through profit and loss
Derivative financial instruments	-	293,630
Total financial assets	1,453,300	1,144,866

Financial liabilities
At amortized cost
Trade and other payables	552,049	523,367
Accrued expenses	489,853	414,547
Non-current lease liabilities	238,691	-
Current lease liabilities	122,362	118,430
Total financial liabilities	1,402,955	1,056,344

Fair values

The carrying amount of cash and cash equivalents, financial assets, trade and other receivables, trade and other payables, accrued expenses, loan and lease liabilities is a reasonable approximation of their fair value due to the short-term nature of these instruments.

Fair values as at
	December 31,	December 31,	Fair value
Financial assets / liabilities	2024	2023	hierarchy	Valuation technique(s) and key input(s)
Derivative financial	Liability	Liability	Level 2	Black-Scholes option pricing model.
Liabilities – warrants from public offerings	—	—		The share price is determined by Company’s quoted price. The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.
Derivative financial asset - Option LPC purchase agreement	Asset —	Asset 293,630	Level 3	The fair value is equal to the price paid to the counterparty for obtaining the right under the purchase agreement. The price paid corresponds to the fair value of 2,500 commitment shares issued to LPC as consideration for its commitment to purchase our common shares under the purchase agreement. Subsequently the fair value was adjusted for the part of the right consumed through equity. The Commitment Purchase Agreement expired on January 1, 2025. The remaining fair value of $240,399 was derecognized and recorded as transaction costs through profit and loss.

Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk, credit risk, interest rate and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. Management identifies, evaluates and controls financial risks. No financial derivatives have been used in 2024 and 2023 to hedge risk exposures. The Company invests its available cash in instruments with the main objectives of preserving principal, meeting liquidity needs and minimizing foreign exchange risks. The Company allocates its liquid assets to first tier Swiss or international banks.

Liquidity risk

The Company’s principal source of liquidity is its cash reserves which are mainly obtained through the issuance of new shares. The Company has succeeded in raising capital to fund its development activities to date and has raised funds that will allow it to meet short-term development expenditures. The Company will require regular capital injections to continue its development work, which may be dependent on meeting development milestones, technical results and/or commercial success. Management monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs. The ability of the Company to maintain adequate cash reserves to sustain its activities in the medium term is highly dependent on the Company’s ability to raise further funds. Consequently, the Company is exposed to continued liquidity risk.

The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2024, and 2023. The amounts disclosed in the table are the undiscounted cash flows:

			Between 3
	Carrying	Less than	months and 2	2 years and
	amount	3 months	years	later	Total
December 31, 2024
Trade and other payables	552,049	552,049			552,049
Accrued expenses	489,853	489,853			489,853
Non-current lease liabilities	238,691		139,838	107,568	247,406
Current lease liabilities	122,362	33,465	101,592		135,057
Total	1,402,955	1,075,367	241,430	107,568	1,424,365

			Between 3
	Carrying	Less than 3	months and 2	2 years and
	amount	months	years	later	Total
December 31, 2023
Trade and other payables	523,367	523,367	-	-	523,367
Accrued expenses	414,547	414,547	-	-	414,547
Current lease liabilities	118,430	40,020	80,040	-	120,060
Total	1,056,344	977,934	80,040	-	1,057,974

			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2024	Flows 1)	revaluation	changes 2)	31.12.2024
Lease liabilities	118,430	(149,227)	-	391,850	361,053
Total	118,430	(149,227)	-	391,850	361,053

			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2023	Flows 1)	revaluation	changes 2)	31.12.2023
Loans	6,345,041	1’258’716	179,648	(7,783,405)	-
Lease liabilities	498,849	(145,613)	-	(234,805)	118,430
Total	6,843,890	1,113,103	179,648	(8,018,210)	118,430

1)	The financing cash flows are from loan borrowings or loan and lease repayments.

2)	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and remeasurement of lease liability.

Credit risk

Credit risk is managed on a group basis. Credit risk arises from cash and cash equivalents and deposits with banks, as well as from trade and other receivables. The Company’s policy is to invest funds in low-risk investments including interest bearing deposits. Trade and other receivables were current as of December 31, 2024, and December 31, 2023, not impaired and included only well-known counterparties.

The Company has been holding cash and cash equivalents in the Company’s principal operating currencies (US$, CHF, EUR) with international banks of high credit rating.

The Company’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31,	December 31,
Financial assets	2024	2023
Cash and cash equivalents	998,624	733,701
Other non-current financial assets	103,345	95,070
Trade receivables	-	-
Other receivables	351,331	22,466
Total	1,453,300	851,236

Market risk

Currency risk

The Company operates internationally and is exposed to foreign exchange risk arising from various exposures, primarily with respect to CHF and Euro. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The summary of quantitative data about the exposure of the Company’s financial assets and liabilities to currency risk was as follows:

	2024			2023
in USD	CHF	USD	EUR	USD	EUR
Cash and cash equivalents	61,339	22,998	61,116	9,076	3,152
Trade and other receivables	476,590	-	-	1,629,305	-
Trade and other payables	(59,725)	(74,596)	(313,948)	(154,419)	(102,849)
Accrued expenses	(206,826)	(3,000)	(67,127)	(108,562)	(31,773)
Net statement of financial position
exposure -asset/(liability)	271,378	(54,597)	(319,960)	1,375,400	(131,470)

As of December 31, 2024, a 5% increase or decrease in the US$/CHF exchange rate with all other variables held constant would have resulted in a $10,839 (2023: $64,407) increase or decrease in the net result. A 5% increase or decrease in the US$/EUR exchange rate with all other variables held constant would have resulted in a $15,998 (2023: $5,532) increase or decrease in the net result. The Company has subsidiaries in Switzerland, whose net assets are exposed to foreign currency translation risk.

Capital risk management

The Company and its subsidiaries are subject to capital maintenance requirements under local law in the country in which it operates. To ensure that statutory capital requirements are met, the Company monitors capital, at the entity level, on an interim basis as well as annually. From time to time the Company may take appropriate measures or propose capital increases to ensure the necessary capital remains intact.